Subsequent Events (Detail) (USD $)					0 Months Ended			0 Months Ended
	Jun. 13, 2014	Jul. 25, 2014 Covidien PLC	Jun. 15, 2014 Covidien PLC	Jun. 13, 2014 Subsequent Event	Jun. 15, 2014 Subsequent Event Covidien PLC	Oct. 03, 2014 Subsequent Event Covidien PLC	Jun. 15, 2014 Covidien PLC Subsequent Event New Medtronic	Jul. 25, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement	Jun. 15, 2014 Parent Company Bridge Loan Senior Unsecured Bridge Credit Agreement Subsequent Event
Subsequent Event [Line Items]
Cash required to finance the cash component of transaction		$ 13,200,000,000				$ 16,000,000,000
Cash issued per share					$ 35.19
Stock issued per share					0.956
Total consideration					42,900,000,000
Share price	$ 60.70			$ 60.70
Ownership percentage							30.00%
Termination fee			850,000,000		850,000,000
Debt term								364 days	364 days
Maximum aggregate principal amount to be borrowed									2,800,000,000
Additional capital required					$ 13,500,000,000